[Investors Bank & Trust Company Letterhead]


				  May 5, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:     MassMutual Institutional Funds
	File Nos. 33-73824 and 811-8274

Ladies and Gentlemen:

	Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of MassMutual Institutional Funds (the "Fund"), the undersigned certifies that (i) the form of the Fund's Prospectus dated May 1, 1997 and Statement of Additional Information dated May 1, 1997 that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment ("PEA") No. 3, the most recent amendment to the Registration Statement on Form N-1A, which became effective with the Commission on May 1, 1997, and
(ii) the text of PEA No. 3 was filed electronically via EDGAR on April 28, 1997.

	Questions regarding this filing should be directed to the undersigned at (617) 330-6413, or in her absence, to Katherine
Kirrane at (617) 330-6691.

				 Very truly yours,

				 /s/ Susan C. Mosher
				 Susan C. Mosher, Esq.

cc:  John Deitelbaum, Esq.